Property, plant and equipment (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		$ 1,102,331	$ 1,340,375
Invested amount in equipment		$ 1,994,465	$ 3,039,501	$ 3,100,259
Net Book Value				$ 14,491,000		$ 16,970,832		$ 15,737,081
Lorain Ohio facility [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	$ 32,700						$ 32,200
Impairment charge	$ 130,700
Republic Steel [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value									$ 130,700
Republic Steel [Member] | Electric arc furnace and associated equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Invested amount in equipment					$ 158,800
Capitalized amount from labor and manufacturing overhead related to construction					$ 45,400